Note 8 - Accrued Liabilities	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current [Text Block]
8.	Accrued Liabilities

The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

	December 31,
	2015	2016
Interest on long-term debt	2,536,034	2,660,766
Administrative expenses	291,932	206,840
Vessel operating and voyage expenses	2,774,973	2,431,873

Total	5,602,939	5,299,479